Expense Example, No Redemption - Optimize Strategy Index ETF - Optimize Strategy Index ETF Class	Jul. 29, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 26
Expense Example, No Redemption, 3 Years	80
Expense Example, No Redemption, 5 Years	141
Expense Example, No Redemption, 10 Years	$ 318